SHAREHOLDERS' EQUITY (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted Average:
Risk-free interest rate	1.24%	1.24%	1.58%
Expected lives (years)	10 years	10 years	10 years
Expected price volatility	161.40%	161.40%	293.78%
Dividend rate	0.00%	0.00%	0.00%
Forfeiture Rate	0.00%	0.00%	0.00%